Employee Benefits	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Employee Benefits
Employee Benefits
We have a performance related bonus plan for our senior management. Under this plan, the bonus amounts depend on actual performance against corporate and personal targets. Within ASML (excluding Cymer), the bonus for members of senior management can range between 0.0 percent and 75.0 percent of their annual salaries. Within Cymer, bonuses can range between 0.0 percent and 150.0 percent of their annual salary. The performance targets are set for a whole year. The bonuses over 2016 are accrued for in the Consolidated Balance Sheets as of December 31, 2016 and are expected to be paid in the first quarter of 2017.
Our bonus expenses for the BoM, former BoM and senior management were as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

Board of Management [1]	3,495	3,405	3,545
Other senior management	45,462	44,562	48,473
Bonus expenses	48,957	47,967	52,018

1.	Bonus expenses in relation to the STI cash bonus for our BoM and former BoM. Former BoM is only applicable in 2014.
Profit-sharing Plan
We have a profit-sharing plan covering all European and US non-sales employees who are not members of the BoM or senior management. Under the plan, eligible employees receive an annual profit-sharing, based on a percentage of net income relative to total net sales ranging from 0.0 to 20.0 percent of their annual salary. The profit sharing for the years 2016, 2015 and 2014 was 16.0 percent or EUR 93.3 million, 18.0 percent or EUR 95.1 million and 16.0 percent or EUR 71.3 million, respectively. Our profit is also one of the criteria for the variable pay programs for employees in Asia. Expenses in relation to these plans amount to EUR 33.8 million for 2016, EUR 32.0 million for 2015 and EUR 25.9 million for 2014.
Share-based Compensation
In the past we have adopted various share and option plans for our employees. Starting January 1, 2014 the Employee Umbrella Share Plan has become effective, covering all grants made as of that date for our employees. The AGM approves each year the maximum number of shares that can be used by ASML to execute share-based incentives. Within this limit, the SB determines the maximum number of shares that is granted to the BoM in line with the Remuneration Policy and the BoM determines the total maximum of shares that can be granted in that year for eligible employees in line with existing policies. Our current share-based compensation plans do not provide for cash settlement of options and shares.
The total gross amount of recognized compensation expenses associated with share-based payments (including share-based payments to the BoM) was EUR 47.7 million in 2016, EUR 59.1 million in 2015 and EUR 63.4 million in 2014. The tax benefit recognized related to the recognized share-based compensation costs amounted to EUR 10.0 million in 2016, EUR 13.8 million in 2015 and EUR 14.9 million in 2014.
Total compensation costs to be recognized in future periods amount to EUR 83.2 million as of December 31, 2016 (2015: EUR 65.4 million; 2014: EUR 69.8 million). The weighted average period over which these costs are expected to be recognized is calculated at 1.9 years (2015: 1.7 years; 2014: 1.6 years).
Employee Umbrella Share Plan
The Employee Umbrella Share Plan, effective as of January 1, 2014 covers all employees. Within this plan, we distinguish between performance and incentive shares. Within the incentive category, prior to October 3, 2016 employees could choose, at inception, to convert the shares into options. As of October 3, 2016 this option no longer exists. All grants under the Employee Umbrella Share Plan typically have a three-year vesting period.
Share Plans
Our current share plans typically include a three-year service period and some plans have vesting conditions which are based on performance. The fair value of shares is determined on the closing trading price of our shares listed at Euronext Amsterdam on the grant date.
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2015	2016	2014	2015	2016

Total fair value at vesting date of shares vested during the year (in thousands)	56,214	52,002	25,517	76,605	47,722	31,317
Weighted average fair value of shares granted	65.71	88.83	87.21	84.62	102.42	96.00

A summary of the status of conditionally outstanding shares as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)
Conditional shares outstanding at January 1, 2016	804,508	71.05	803,046	92.46
Granted	396,237	87.21	563,806	96.00
Vested	(294,110)	68.09	(329,345)	88.72
Forfeited	(22,431)	69.21	(82,899)	92.74
Conditional shares outstanding at December 31, 2016	884,204	79.33	954,608	95.81

Option Plans
Our current option plans typically vest over a three year service period with any unexercised stock options expiring ten years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. The fair value of stock options is determined using a Black-Scholes option valuation model.
The Black-Scholes option valuation of our stock options granted during the year is based on the following assumptions:

Year ended December 31	2014	2015	2016

Weighted average share price (in EUR)	65.0	88.1	88.3
Volatility (in percentage)	23.5	28.7	27.2
Expected life (in years)	5.6	5.6	5.7
Risk free interest rate	0.5	—	—
Expected dividend yield (in EUR)	2.25	2.52	2.94
Forfeiture rate [1]	—	—	—

1.	For the years ending December 31, 2016, 2015 and 2014, forfeitures are estimated to be nil.
When establishing the expected life assumption we annually take into account the contractual terms of the stock options as well as historical employee exercise behavior.
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2015	2016	2014	2015	2016

Weighted average fair value of stock options granted	13.94	21.69	20.34	18.57	23.56	22.69
Weighted average share price at the exercise date of stock options	71.69	91.30	98.08	93.19	103.88	100.68
Aggregate intrinsic value of stock options exercised (in thousands)	12,098	12,880	11,540	9,497	6,202	4,134
Weighted average remaining contractual term of currently exercisable options	2.94	3.24	3.69	3.79	4.74	4.71
Aggregate intrinsic value of exercisable stock options (in thousands)	39,020	24,336	22,340	17,942	8,518	8,879
Aggregate intrinsic value of outstanding stock options (in thousands)	40,428	24,611	22,680	19,171	8,709	8,945

The number and weighted average exercise prices of stock options as of December 31, 2016, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2016	455,680	28.97	237,005	53.21
Granted	20,561	92.13	14,859	93.80
Exercised	(149,801)	21.04	(79,767)	48.85
Forfeited	(2,639)	33.21	(6,500)	72.76
Expired	—	—	—	—
Outstanding, December 31, 2016	323,801	36.61	165,597	58.18
Exercisable, December 31, 2016	313,226	35.33	162,417	57.53

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2016	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2016	Weighted average remaining contractual life of outstanding options (years)
0 - 10	—	—	0 - 10	—	—
10 - 15	105,826	1.69	10 - 15	—	—
15 - 20	44,040	1.30	15 - 20	3,911	1.80
20 - 25	50,093	1.70	20 - 25	39,685	1.75
25 - 40	11,543	4.76	25 - 40	40,461	2.04
40 - 50	16,250	5.80	40 - 50	959	4.62
50 - 60	10,670	6.92	50 - 60	5,173	5.69
60 - 70	23,545	6.92	60 - 70	801	6.06
70 - 80	20,579	8.33	70 - 80	1,787	6.30
80 - 90	20,765	8.86	80 - 90	20,229	7.75
90 - 100	13,109	8.27	90 - 100	41,955	8.02
100 - 110	7,381	9.56	100 - 110	10,636	8.32
Total	323,801	3.84	Total	165,597	4.77

Employee Purchase Plan
Every quarter, we offer our worldwide payroll employees the opportunity to buy our shares or our stock options (up to and including October 2, 2016; thereafter employees can only purchase shares) against fair value using their net salary. The BoM is excluded from participation in this plan. The fair value for shares is based on the closing price of our shares listed at Euronext Amsterdam on grant date. The fair value of the stock options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption "Option Plans". The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of their annual gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, we will pay out a 20.0 percent cash bonus on the initial participation amount.
Deferred Compensation Plans
In July 2002, we adopted a non-qualified deferred compensation plan for our US employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows us to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2016, 2015 and 2014. Cymer has a similar non-qualified deferred compensation plan for a selected group of management level employees in the US in which the employee may elect to defer receipt of current compensation in order to provide retirement and other benefits on behalf of such employee backed by Cymer owned life insurance policies.
As of December 31, 2016, our liability under deferred compensation plans was EUR 40.6 million (2015: EUR 33.1 million).
Pension Plans
We maintain various pension plans covering substantially all of our employees. There are 7,033 eligible employees in the Netherlands. These employees participate in a multi-employer union plan (PME) determined in accordance with the collective bargaining agreements effective for the industry in which we operate. This collective bargaining agreement has no expiration date. This multi-employer union plan, accounted for as a defined-contribution plan, covers approximately 1,300 companies and approximately 148,000 contributing members. Our contribution to the multi-employer union plan was 7.6 percent of the total contribution to the plan as per the Annual Report for the year ended December 31, 2015. The plan monitors its risks on a global basis, not by participating company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. As of January 1, 2015 new pension legislation has been enacted. This legislation results in among others, an increase of legally required coverage levels. The coverage percentage is calculated by dividing the funds capital by the total sum of pension liabilities and is based on actual market interest rates. The coverage ratio as per December 31, 2016 of 91.8 percent (December 31, 2015: 97.7 percent) is calculated giving consideration to the new pension legislation and is below the legally required level. We have however no obligation whatsoever to pay off any deficits the pension fund may incur, nor have we any claim to any potential surpluses.
Every company participating in the PME contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same contribution rate. Although the premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan, for the 5-year period 2015-2019 the contribution percentage has been fixed at 23.6 percent (2014: 24.1 percent). The pension rights of each employee are based upon the employee’s average salary during employment.
Our net periodic pension cost for this multi-employer union plan for any period is the amount of the required employer contribution for that period.
We also participate in several other defined contribution pension plans (outside the Netherlands), with our expenses for these plans equaling the employer contributions made in the relevant period.
Our pension and retirement expenses for all employees for the years ended December 31, 2016, 2015 and 2014 were:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	46,542	50,808	54,915
Pension plans based on defined contribution	24,774	28,909	30,762
Pension and retirement expenses	71,316	79,717	85,677